Interests in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Interests In Subsidiaries Tables [Line Items]
Disclosure Of Significant Investments In Subsidiaries Explanatory

Individually significant subsidiaries

of UBS Group AG as of 31 December 2023
Company Registered office Share capital in million Equity interest accumulated in %
UBS AG Zurich and Basel, Switzerland USD 385.8 100.0
UBS Business Solutions AG
1
Zurich, Switzerland CHF 1.0 100.0
Credit Suisse AG Zurich, Switzerland CHF 4,399.7 100.0
Credit Suisse Services AG Zurich, Switzerland CHF 1.0 100.0
1 UBS Business Solutions AG holds subsidiaries in China, India, Israel and Poland.

Disclosure Of Investments In Associates And Joint Arrangements Explanatory

Investments in associates and joint ventures
USD m 2023 2022
Carrying amount at the beginning of the year 1,101 1,243
Additions 1 3
Acquisition of the Credit Suisse Group 1,569 0
Reclassifications (33) (44)
Share of comprehensive income (365) (41)
of which: share of net profit / (loss)
1
(348) 32
of which: share of other comprehensive income
2
(17) (73)
Share of changes in retained earnings (1) 0
Dividends received (90) (31)
Foreign currency translation 192 (30)
Carrying amount at the end of the year 2,373 1,101
of which: associates 2,164 1,098
of which: SIX Group AG, Zurich 1,646 954
of which: other associates 519 144
of which: joint ventures 209 3
1 For 2023, consists of negative USD 383 m from associates, partly offset by USD 34
m from joint ventures (for 2022, consists of

USD
27 m from associates and USD 5
m from joint ventures).

2 For 2023, consists of
negative USD 17 m from associates (for 2022, consists of negative USD 73 m from associates).

Disclosure Of Interests In Unconsolidated Structured Entities Explanatory

Interests in unconsolidated structured entities
31.12.23
USD m, except where indicated
Securitization
vehicles
1
Client
vehicles sponsored
by UBS
2
Investment
funds
Other vehicles
sponsored by third
parties
3
Total
Maximum
exposure to loss
4
Financial assets at fair value held for trading 2,086 58 9,653 325 12,122 12,122
Derivative financial instruments 2 174 68 0 244 244
Loans and advances to customers 0 0 312 246 558 558
Financial assets at fair value not held for trading 1,645 0 497 579 2,720 2,720
Financial assets measured at fair value through other
comprehensive income 0 0 0 0 0 0
Other financial assets measured at amortized cost 202 0 1 0 203 453
Total assets 3,935 232 10,531 1,151 15,848 16,098
Derivative financial instruments 7 27 590 0 623 98
Total liabilities 7 27 590 0 623 98
Assets held by the unconsolidated structured entities in
which UBS had an interest (USD bn) 70
5
3
6
276
7
1
8
31.12.22
USD m, except where indicated
Securitization
vehicles
1,2
Client
vehicles sponsored
by UBS
2
Investment
funds
Other vehicles
sponsored by third
parties
3
Total
Maximum
exposure to loss
4
Financial assets at fair value held for trading 263 2 5,884 0 6,149 6,149
Derivative financial instruments 3 160 115 0 278 278
Loans and advances to customers 0 0 119 0 119 119
Financial assets at fair value not held for trading 0 0 225 0 225 225
Financial assets measured at fair value through other
comprehensive income 0 0 0 0 0 0
Other financial assets measured at amortized cost 0 0 2 0 3 252
Total assets 266 162 6,345 0 6,773 7,023
Derivative financial instruments 1 35 763 0 798 2
Total liabilities 1 35 763 0 798 2
Assets held by the unconsolidated structured entities in
which UBS had an interest (USD bn) 39
5
2
6
139
7
0
1 Includes loans with a high

LTV and

credit-impaired loans to pre-securitization

warehouse structured entities managed

by third parties, as

well as securities issued by

securitization structured entities sponsored

by
both UBS and third parties.

2 Client vehicles sponsored by UBS are structured entities that do not qualify as a securitization in line with regulatory requirements and are not considered an investment fund. Effective from 31 December 2023, bonds

issued by US government-sponsored

entities included in Group

Treasury‘s HQLA

and interests in third-party

funding vehicles of large

multi-nationals have been excluded,

with prior
periods restated.

The restatement

resulted in

a decrease

in interests

in securitization

vehicles of

USD
852
m and

a decrease

in interests

in client

vehicles of

USD
5,057
m as

of 31 December

2022. There

was a
corresponding decrease in assets held by securitization vehicles in which

UBS has an interest of USD
11
bn and a decrease in assets held by client

vehicles in which UBS has an interest of USD
105 bn as of 31 December
2022.

3 Other vehicles sponsored

by third parties

are structured entities

that do not

qualify as a

securitization in line

with regulatory requirements

and are not

considered an investment

fund. Interests in

other
vehicles sponsored by third parties included loans

with a high LTV

and credit-impaired loans provided

to third-party structured entities.

4 For the purpose of this

disclosure, maximum exposure to

loss amounts do
not consider the risk-reducing effects of collateral or other credit enhancements.

5 Represents the principal amount outstanding.

6 Represents the market value of total assets.

7 Represents the net asset value
of the investment funds sponsored by UBS and the carrying amount of UBS’s interests in the investment funds not sponsored by UBS.

8 Represents the carrying amount of UBS's interest in other vehicles sponsored by third parties.

UBS AG Subsidiaries
Disclosure Interests In Subsidiaries Tables [Line Items]
Disclosure Of Significant Investments In Subsidiaries Explanatory

Other subsidiaries of UBS AG and Credit Suisse

AG as of 31 December 2023
Company Registered office Primary business Share capital in million
Equity interest

accumulated in %
Banco de Investimentos Credit Suisse (Brasil) S.A. São Paulo, Brazil Investment Banking BRL 164.8 100.0
BANK-now AG Horgen, Switzerland Personal & Corporate Banking CHF 30.0 100.0
Credit Suisse (Hong Kong) Limited Hong Kong, China Investment Banking HKD 8,192.9 100.0
Credit Suisse (UK) Limited London, United Kingdom Global Wealth Management GBP 245.2 100.0
Credit Suisse (USA), Inc. Wilmington, United States Investment Banking USD 0.0 100.0
Credit Suisse Bank (Europe), S.A. Spain, Madrid Investment Banking EUR 18.0 100.0
Credit Suisse Funds AG Zurich, Switzerland Asset Management CHF 7.0 100.0
Credit Suisse Securities (Europe) Limited London, United Kingdom Non-core and Legacy USD 9.6 100.0
Credit Suisse Securities (Japan) Limited Tokyo, Japan Investment Banking JPY 78,100.0 100.0
Credit Suisse Securities (USA) LLC Wilmington, United States Non-core and Legacy USD 0.0 100.0
Credit Suisse Services (USA) LLC Wilmington, United States Group Items USD 0.0 100.0
DLJ Mortgage Capital, Inc. Wilmington, United States Non-core and Legacy USD 0.0 100.0
UBS Asset Management (Americas) Inc. Wilmington, Delaware, USA Asset Management USD 0.0 100.0
UBS Asset Management Life Ltd London, United Kingdom Asset Management GBP 15.0 100.0
UBS Business Solutions US LLC Wilmington, Delaware, USA Group Items USD 0.0 100.0
UBS Fund Management (Switzerland) AG Basel, Switzerland Asset Management CHF 1.0 100.0
UBS (Monaco) S.A. Monte Carlo, Monaco Global Wealth Management EUR 49.2 100.0
UBS Securities Australia Ltd Sydney, Australia Investment Bank AUD 0.3
1
100.0
UBS Securities Hong Kong Limited Hong Kong SAR, China

Investment Bank HKD 2,841.6 100.0
UBS Securities Japan Co., Ltd. Tokyo, Japan Investment Bank JPY 34,708.7 100.0
UBS SuMi TRUST Wealth Management Co., Ltd. Tokyo, Japan Global Wealth Management JPY 5,165.0 51.0
1 Includes a nominal amount relating to redeemable preference shares.